UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2023

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:

Smithbridge Asset Management, Inc.

Distributed by:
Foreside Funds Services, LLC

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than what is stated. Investment return and principal value will vary with market conditions so that an investor’s share, when redeemed, may be worth more or less than the original cost. Call us at 800-787-3334 for current and most recent month-end performance.

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
0.95%
Communication Services
4.83%
Consumer Cyclical
13.66%
Consumer Defensive
5.22%
Energy
8.44%
Financial Services
9.41%
Healthcare
12.37%
Industrials
12.09%
Money Market Fund
3.63%
Real Estate Investment
Trust
3.90%
Technology
25.50%

Sectors are categorized using Morningstar® classifications.

Semi-Annual Report |  1

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.78%
Communication
Services
8.44%
Consumer Cyclical
7.89%
Consumer Defensive
2.49%
Energy
5.91%
Financial Services
5.29%
Healthcare
22.65%
Industrials
8.17%
Money Market Fund
1.39%
Technology
33.99%

Sectors are categorized using Morningstar® classifications.

Semi-Annual Report |  2

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Fund
5.86%
U.S. Treasury Notes
94.14%

Sectors are categorized based on asset type.

Semi-Annual Report |  3

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 92.53%

Beverages - 3.28%
1,421	PepsiCo, Inc.	$ 263,198

Cable & Other Pay Television Services - 2.25%
491	Charter Communications, Inc. Class A *	180,379

Cogeneration Services & Small Power Producers - 0.95%
3,674	The AES Corp.	76,162

Computer Storage Devices - 1.96%
2,054	NetApp, Inc.	156,926

Converted Paper & Paperboard Products (No Container/Boxes) - 5.13%
2,396	Avery Dennison Corp.	411,633

Crude Petroleum & Natural Gas - 4.47%
7,411	Devon Energy Corp.	358,248

Engines & Turbines - 3.69%
1,209	Cummins, Inc.	296,398

Fire, Marine & Casualty Insurance - 1.98%
827	Chubb Ltd. (Switzerland)	159,247

Hospital & Medical Service Plans - 4.65%
839	Elevance Health, Inc.	372,759

Life Insurance - 1.74%
2,465	Metlife, Inc.	139,346

National Commercial Banks - 5.70%
1,814	JP Morgan Chase & Co.	263,828
1,535	PNC Financial Services Group, Inc.	193,333
		457,161
Operative Builders - 7.12%
4,695	D.R. Horton, Inc.	571,335

Petroleum Refining - 3.98%
2,721	Valero Energy Corp.	319,173

Pharmaceutical Preparations - 3.27%
1,945	AbbVie, Inc.	262,050

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Fair Value

Retail-Drug Stores and Proprietary Stores - 1.16%
1,352	CVS Health Corp.	$ 93,464

Retail-Grocery Stores - 1.94%
3,309	The Kroger Co.	155,523

Retail-Lumber & Other Building Materials Dealers - 3.48%
1,238	Lowes Cos., Inc.	279,417

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 3.27%
576	Northrop Grumman Corp.	262,541

Semiconductors & Related Devices - 17.46%
3,885	Applied Materials, Inc. *	561,538
1,104	Enphase Energy, Inc. *	184,898
4,553	Microchip Technology, Inc.	407,903
2,225	Skyworks Solutions, Inc.	246,285
		1,400,624
Services-Computer Programming, Data Processing, Etc. - 2.59%
1,733	Alphabet, Inc. Class A *	207,440

Services-Prepackaged Software - 6.10%
1,438	Microsoft Corp.	489,697

Transportation Services - 3.06%
91	Booking Holdings, Inc. *	245,730

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.30%
1,375	AmerisourceBergen Corp.	264,591

TOTAL FOR COMMON STOCKS (Cost $3,496,587) - 92.53%		7,423,042

REAL ESTATE INVESTMENT TRUST - 3.90%
399	Equinix, Inc.	312,792
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $148,511) - 3.90%		312,792

MONEY MARKET FUND - 3.63%
291,478	First American Government Obligation Fund Class Z 4.97% ** (Cost $291,478)	291,478

TOTAL INVESTMENTS (Cost $3,936,576) - 100.06%		8,027,312

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06)%		(5,171)

NET ASSETS - 100.00%		$ 8,022,141

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 98.74%

Cable & Other Pay Television Services - 2.10%
775	Charter Communications, Inc. Class A *	$ 284,712

Crude Petroleum & Natural Gas - 5.91%
3,357	EOG Resources, Inc.	384,175
7,103	Occidental Petroleum Corp.	417,656
		801,831
Electronic Computers - 13.87%
9,697	Apple, Inc.	1,880,927

Fire, Marine & Casualty Insurance - 2.36%
1,663	Chubb Ltd. (Switzerland)	320,227

Hospital & Medical Service Plans - 4.15%
1,170	Unitedhealth Group, Inc.	562,349

Measuring & Controlling Devices - 3.58%
930	Thermo Fisher Scientific, Inc.	485,228

Pharmaceutical Preparations - 12.40%
2,460	AbbVie Inc.	331,436
4,802	Bristol-Myers Squibb Co.	307,088
1,394	Eli Lilly & Co.	653,758
541	Regeneron Pharmaceuticals, Inc. *	388,730
		1,681,012
Radio & TV Broadcasting & Communuications Equipment - 3.00%
3,413	Qualcomm, Inc.	406,284

Retail-Building Materials, Hardware, Garden Supply - 3.79%
1,935	The Sherwin-Williams Co.	513,781

Retail-Catalog & Mail-Order Houses - 5.21%
5,420	Amazon.com, Inc. *	706,551

Retail-Drug Stores & Proprietary Stores - 2.55%
5,009	CVS Health Corp.	346,272

Retail-Variety Stores - 2.50%
2,360	Dollar Tree, Inc. *	338,660

Semiconductors & Related Devices - 7.23%
1,794	Enphase Energy, Inc. *	300,459
7,181	On Semiconductor Corp. *	679,179
		979,638

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Fair Value

Services-Business Services - 5.32%
3,613	Akamai Technologies, Inc. *	$ 324,700
1,010	MasterCard, Inc. Class A	397,233
		721,933
Services-Computer Programming, Data Processing, Etc. - 6.36%
3,580	Alphabet, Inc. Class A *	428,526
3,580	Alphabet, Inc. Class C *	433,073
		861,599
Services-Equipment Rental & Leasing - 5.07%
1,543	United Rentals, Inc.	687,206

Services-Prepackaged Software - 7.54%
2,356	Microsoft Corp.	802,312
1,043	Salesforce.com, Inc. *	220,344
		1,022,656
Trucking (No Local) - 3.11%
2,188	Landstar System, Inc.	421,278

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.69%
6,255	LKQ Corp.	364,479

TOTAL FOR COMMON STOCKS (Cost $5,024,947) - 98.74%		13,386,623

MONEY MARKET FUND - 1.39%
188,430	First American Government Obligation Fund Class Z 4.97% ** (Cost $188,430)	188,430

TOTAL INVESTMENTS (Cost $5,213,377) - 100.13%		13,575,053

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.13)%		(17,358)

NET ASSETS - 100.00%		$ 13,557,695

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

MANOR INVESTMENT FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Face Amount		Fair Value

US TREASURY NOTES - 93.84%
100,000	US Treasury Note 1.25% Due 07/31/2023	$ 99,695
225,000	US Treasury Note 2.50% Due 08/15/2023	224,255
400,000	US Treasury Note 0.50% Due 02/28/2026	359,250
150,000	US Treasury Note 1.50% Due 08/15/2026	137,063
100,000	US Treasury Note 2.875% Due 05/15/2028	94,309
325,000	US Treasury Note 1.75% Due 11/15/2029	284,870
175,000	US Treasury Note, Series C, 0.625% Due 05/15/2030	140,150

TOTAL FOR US TREASURY NOTES (Cost $1,467,062) - 93.84%		1,339,592

MONEY MARKET FUND - 5.84%
Shares
83,402	First American Treasury Obligation Class Z 5.00% * (Cost $83,402)	83,402

TOTAL INVESTMENTS (Cost $1,550,464) - 99.68%		1,422,994

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.32%		4,521

NET ASSETS - 100.00%		$ 1,427,515

* Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

MANOR INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023 (UNAUDITED)

Manor Fund	Growth Fund	Bond Fund
Assets:			
Investments in Securities, at Value			
(Cost $3,936,576, $5,213,377, and $1,550,464, respectively)	$ 8,027,312	$ 13,575,053	$ 1,422,994
Cash	700	-	-
Receivables:			
Shareholder Subscriptions	400	400	200
Dividends and Interest	1,726	3,729	5,691
Total Assets	8,030,138	13,579,182	1,428,885
Liabilities:			
Payables:			
Shareholder Redemptions	-	10,750	250
Due to Advisor	7,997	10,737	1,120
Total Liabilities	7,997	21,487	1,370
Net Assets	$ 8,022,141	$ 13,557,695	$ 1,427,515
Net Assets Consist of:			
Capital Stock	$ 261	$ 404	$ 145
Paid In Capital	3,992,548	5,227,476	1,557,816
Distributable Earnings (Deficit)	4,029,332	8,329,815	(130,446)
Net Assets (10,000,000 shares authorized, $0.001 par value) for 260,785 403,659, and 145,291 shares outstanding, respectively.	$ 8,022,141	$ 13,557,695	$ 1,427,515
Net Asset Value and Offering Price Per Share	$ 30.76	$ 33.59	$ 9.83

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

MANOR INVESTMENT FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

MANOR INVESTMENT FUNDS

MANOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

MANOR INVESTMENT FUNDS

GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

MANOR INVESTMENT FUNDS

BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

MANOR INVESTMENT FUNDS

MANOR FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 6/30/2023		Years Ended 12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Net Asset Value, at Beginning of Period/Year	$ 29.41		$ 34.48	$ 27.54	$ 26.46	$ 20.33	$ 26.53
Income From Investment Operations:							
Net Investment Income *	0.15		0.31	0.13	0.17	0.20	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	1.20		(4.01)	8.00	1.40	6.23	(5.36)
Total from Investment Operations	1.35		(3.70)	8.13	1.57	6.43	(5.20)
Distributions:							
Net Investment Income	-		(0.32)	(0.14)	(0.17)	(0.20)	(0.17)
Realized Gains	-		(1.05)	(1.05)	(0.32)	(0.10)	(0.83)
Total from Distributions	-		(1.37)	(1.19)	(0.49)	(0.30)	(1.00)
Net Asset Value, at End of Period/Year	$ 30.76		$ 29.41	$ 34.48	$ 27.54	$ 26.46	$ 20.33
Total Return **	4.59%	(b)	(10.69)%	29.50%	5.95%	31.63%	(19.55)%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 8,022		$ 7,564	$ 8,873	$ 7,275	$ 7,721	$ 5,735
Ratio of Expenses to Average Net Assets	1.25%	(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.03%	(a)	0.99%	0.41%	0.66%	0.85%	0.62%
Portfolio Turnover	1.06%	(b)	0.00%	3.20%	11.95%	9.99%	16.06%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  14

MANOR INVESTMENT FUNDS

GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  15

MANOR INVESTMENT FUNDS

BOND FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  16

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively the “Funds”), and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large U.S. corporations; Growth Fund – long-term capital appreciation, investing primarily in common stocks of large U.S corporations, Bond Fund – current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders: The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Semi-Annual Report |  17

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Security Transactions and Investment Income: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Semi-Annual Report |  18

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short-term investments. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2023:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 7,423,042	$ -	$ -	$ 7,423,042
Real Estate Investment Trust	312,792	-	-	312,792
Money Market Fund	291,478	-	-	291,478
	$ 8,027,312	$ -	$ -	$ 8,027,312

Semi-Annual Report |  19

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 13,386,623	$ -	$ -	$ 13,386,623
Money Market Fund	188,430	-	-	188,430
	$ 13,575,053	$ -	$ -	$ 13,575,053

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 1,339,592	$ -	$ 1,339,592
Money Market Fund	83,402	-	-	83,402
	$ 83,402	$ 1,339,592	$ -	$ 1,422,994

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended June 30, 2023.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2023.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Under an agreement effective December 31, 2021 Smithbridge Asset Management, Inc. (“Smithbridge” or “Advisor”) acquired the assets of Morris Capital Advisors, LLC.  The Board of Trustees voted to approve an investment advisory agreement with Smithbridge, effective December 31, 2021. Smithbridge assumed all duties and responsibilities previously performed by Morris Capital Advisors, LLC.  At a Board of Trustees meeting on March 16, 2022 the Board voted to approve an interim investment advisory agreement and an investment advisory agreement with Smithbridge to act as investment adviser to Manor Investment Funds, pending shareholder approval. At a special meeting of shareholders held June 14, 2022 the shareholders of the Manor Fund, the Growth Fund, and the Bond Fund, voting separately, approved the new advisory agreement between the Trust and Smithbridge. Under the investment advisory agreement, the fee structure consists of a management fee not to exceed 0.75% of average net assets for the Manor Fund and the Growth Fund and a management fee not to exceed 0.50% of average net assets for the Bond Fund. The agreement also includes an administrative fee not to exceed 0.50%, 0.24% and 0.45% of average net assets for the Manor Fund, Growth Fund, and Bond Fund, respectively. Management and administrative fees are paid on a monthly basis. Expenses that may be excluded from the unified fees include such expenses as acquired fund fees or expenses.

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Advisory Fees for the six months ended June 30, 2023

	Manor Fund	Growth Fund	Bond Fund
Advisory Fees Earned	$ 28,698	$ 47,317	$ 3,606
Advisory Fees owed to Advisor	$ 4,798	$ 8,134	$ 589

Administrative Fees for the six months ended June 30, 2023

	Manor Fund	Growth Fund	Bond Fund
Administrative Fees Earned	$ 19,132	$ 15,141	$ 3,245
Administrative Fees owed to Advisor	$ 3,199	$ 2,603	$ 531

Administrative Shareholder Servicing Fees

The Trust entered into an Administrative Services Agreement with Smithbridge effective January 1, 2022, under which Smithbridge, as Advisor to the Funds, provides certain services to the Trust including, but not limited to: accounting, recordkeeping, and portfolio administration of the funds; preparation, distribution, and filing of required reports; managing operational requirements and service providers; organizing and managing the Board of Trustees; and providing marketing and distribution services.  Under the Administrative Services Agreement the Advisor earns a fee of 0.05% of net average assets of the Trust. This administrative shareholder services fee is included in the ordinary expenses of the Trust on an annual basis, billed monthly. The fee may be waived for assets in any fund series during periods that the Advisor serves as investment advisor to that series. For the six months ended June 30, 2023, no fees were billed or accrued for the Advisor under this agreement.

As Administrator to the Trust, the Advisor also oversees the third-party service providers. The Advisor pays all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board. The Advisor also pays certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or certain administrative functions for the Fund shareholders.

Daniel A. Morris is President and Trustee of the Funds and serves as Co-Chief Investment Officer of the Advisor.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2023, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 465,585	$ 616,213	$ -
Sales	$ 77,090	$ 162,479	$ 196,188

5.   TAX MATTERS NOTE

As of December 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 3,890,356	$ 5,636,317	$ 1,809,760
Gross tax appreciation of investments	$ 3,816,240	$ 6,784,717	$ -
Gross tax depreciation of investments	(138,679)	(24,731)	(138,112)
Net tax appreciation (depreciation)	$ 3,677,561	$ 6,759,986	$ (138,112)

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2022, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Capital Gain (Loss)	Capital Loss Carryforward	Total Distributable Earnings (Deficit)
Manor Fund	$ 3,677,561	$ -	$ -	$ 3,677,561
Growth Fund +	$ 6,759,986	$ -	$ -	$ 6,759,986
Bond Fund	$ (138,112)	$ -	$ (9,578)	$ (147,690)

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

As of December 31, 2022, the Bond Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ (6,340)
Short-term non-expiring	$ (3,238)
Total	$ (9,578)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

There were no distributions paid during the six months ended June 30, 2023.

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 94,813	$ 15,585	$ 11,225
Long-term Gain	$ 241,786	$ 612,668	$ —

6.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

7.  MARKET RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

8.  SECTOR RISK

The Manor Fund and Growth Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

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MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and administrative expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Manor Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,045.90	$6.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,129.46	$5.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.89	$4.96

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,009.24	$4.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Funds website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds (the “Funds”), and Co-Chief Investment Officer and Portfolio Manager at Smithbridge Asset Management, Inc., and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, 15 Chester Commons, Malvern, PA  19355.

Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

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MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Special Meeting of Shareholders

A special meeting of the shareholders of Manor Investment Funds was held on March 23, 2023 at 12 PM.

The purpose of the meeting was to vote on two proposals:

1.

To elect a new slate of Trustees for the Funds, and

2.

To conduct any additional business submitted to the Board.

Proposal 1: To elect Gregory B. Getts, Paul K Rode, and Michael Young as Trustees of the Funds.  Voting results as follows:

Fund	Record Date Shares	Required for Quorum	Total Votes	Yes	%	No	Abstain
Manor Fund	260,025.18	130,013.59	193,019.08	193,019.08	74.23%	- 0 -	- 0 -
Growth Fund	405,145.80	202,573.90	291,536.27	291,536.27	71.96%	- 0 -	- 0 -
Bond Fund	145,071.46	72536.73	64,282.54	64,282.54	44.31%	- 0 -	- 0 -

The Proposal was approved by the shareholders of the Manor Fund and the Growth Fund. There were not sufficient shares of the Bond Fund submitted to attain a quorum.

Proposal 2: To conduct any other business submitted to the Board:

Fund	Record Date Shares	Required for Quorum	Total Votes	Yes	%	No	Abstain
Manor Fund	260,025.18	130,013.59	193,019.08	193,019.08	74.23%	- 0 -	- 0 -
Growth Fund	405,145.80	202,573.90	291,536.27	291,536.27	71.96%	- 0 -	- 0 -
Bond Fund	145,071.46	72,536.73	64,282.54	64,282.54	44.31%	- 0 -	- 0 -

The Proposal was approved by the shareholders of the Manor Fund and the Growth Fund.  There were not sufficient shares of the Bond Fund submitted to attain a quorum.

The meeting was adjourned pending receipt of sufficient shares of the Bond Fund to attain a quorum.

The meeting was reconvened at 2:00 after additional votes were received.

Proposal 1: To elect Gregory B. Getts, Paul K Rode, and Michael Young as Trustees of the Bond Fund.  Voting results as follows:

Fund	Record Date Shares	Required for Quorum	Total Votes	Yes	%	No	Abstain
Bond Fund	145,071.46	72,536.73	99,729.29	99,729.29	68.74%	- 0 -	- 0 -

The Proposal was approved by the shareholders of the Bond Fund.

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MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Proposal 2: To conduct any other business submitted to the Board:

Fund	Record Date Shares	Required for Quorum	Total Votes	Yes	%	No	Abstain
Bond Fund	145,071.46	72,536.73	99,729.29	99.729.29	68.74%	- 0 -	- 0 -

The Proposal was approved by the shareholders of the Bond Fund.

With the vote to approve the slate of new Trustees for the Funds, the Fund accepted the resignation of the prior members of the Board: Ed Szkudlapski, Frederick Myers, and James McFadden.  No prior members of the previous Board continued as a Trustee.

There being no additional business for the Board, the meeting was adjourned at 2:15.

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MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2023 (UNAUDITED)

The Officers and Trustees of the Fund have agreed to serve without compensation and their year of birth, length of service, principal occupation, number of portfolios overseen and other directorships are listed below.  Unless otherwise provided, the address of each trustee and officer is 15 Chester Commons, Malvern, PA 19355.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 1980	Trustee Term: Indefinite	Since March 2023	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	Seven	MSS Series Trust
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 1950	Trustee Term: Indefinite	Since March 2023	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	Seven	MSS Series Trust
Interested Trustee*
Dr. Gregory B. Getts 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 1957	Trustee and President Term: Indefinite	Since March 2023	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012	Seven	MSS Series Trust

*  Mr. Getts is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s transfer agent, Mutual Shareholder Services, LLC.

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MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Brandon M. Pokersnik 1978	Treasurer, Secretary and Chief Compliance Officer	Since 2022	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	N/A	N/A

No compensation was paid to either the independent or interested Trustees during the six months ended June 30, 2023.

Semi-Annual Report |  30

Manor Investment Funds

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900     800-787-3334

www.manorfunds.com

Funds distributed by:

Foreside Funds Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.  Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 08/16/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 08/16/2023